UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23582

Modern Capital Funds Trust
(Exact name of registrant as specified in charter)

1050 Johnnie Dobbs Blvd., Suite 2470, Mt. Pleasant, SC  29465
(Address of principal executive offices)  (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street
Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: July 1, 2021 - June 30, 2022

MODERN CAPITAL FUNDS TRUST
Proxy Votes 2021-2022
RMR MORTGAGE TRUST
Security	76970B	Meeting Type	Special
Ticker Symbol	RMRM	Meeting Date	9/17/2021
Record Date	7/14/2021
Item	Proposal	Type	Vote	Mgt. Rec
1	Approval of the issurance of common shares of beneficial interest of RMR Mortgage Trust with Tremont Mortgage.	Management	For	For
2	Approval of the adjournment of the special meeting.	Management	For	For

TREMONT MORTGAGE TRUST
Security	894789	Meeting Type	Special
Ticker Symbol	TRMT	Meeting Date	9/17/2021
Record Date	7/14/2021
Item	Proposal	Type	Vote	Mgt. Rec
1	Approval of the merger of Tremont Mortgage Trust into RMR Mortgage Trust.	Management	For	For
2	Approval of the adjournment of the special meeting of shareholders.	Management	For	For

BANCO BBVA ARGENTINA S.A.
Security	58934	Meeting Type	Special
Ticker Symbol	BBAR	Meeting Date	11/3/2021
Record Date	10/4/2021
Item	Proposal	Type	Vote	Mgt. Rec
1	Appointment of two shareholders to prepare and sign Meeting minutes, together with the First Vice-President of the Board	Management	For	None
2	Partial write-off of the voluntary reserve for future result distributions.	Management	For	None

DESPEGAR
Security	G27358	Meeting Type	Annual
Ticker Symbol	DESP	Meeting Date	12/3/2021
Record Date	10/25/2021
Item	Proposal	Type	Vote	Mgt. Rec
1.1	Election of Class I Director: Michael James Doyle II	Management	For	For
1.2	Election of Class I Director: Jon Gieselman	Management	For	For
2	To ratify the re-appointment of the auditor PWC as independent registered public acocunting firm for 2021	Management	For	For

MEXICO EQUITY AND INCOME FUND
Security	Mexico Equity and Income Fund	Meeting Type	Annual
Ticker Symbol	MXE	Meeting Date	12/16/2021
Record Date	10/18/2021
Item	Proposal	Type	Vote	Mgt. Rec
1	To elect Richard Abraham as Class II Director	Management	For	For
2	To elect Rajeev Das as Class II Director	Management	For	For

BRF S.A.
Security	10552T	Meeting Type	Special
Ticker Symbol	BRFS	Meeting Date	1/17/2022
Record Date	12/27/2021
Item	Proposal	Type	Vote	Mgt. Rec
E1	To resolve on the proposal to amend the limit of authorization for capital increase.	Management	For	For
E2	To approve the capital increase by means of a public offering for primary distribution.	Management	For	For
E3
To establish that, of the total value of the Offering (a) five hundred  million reals (R$ 500,000,000.00) shall be allocated to the capital stock; and (b) the remaining amount of the value of the Offering.
		Management	For	For
E4	To authorize, for all legal purposes and effects, the Company's mgt to perform all acts necessary and/or convenient to implement the Capital Increase and the Offering.	Management	For	For
E5
To authorize, the Board of Directors, if the market conditions make the Capital increase and the Offering not advisable, at its sole discretion, at any time, not to implement or cancel the Capital increase and the Offering without the need for subsequent ratification by the Company's shareholders.
		Management	For	For
E6
To authorize, the Board of Directors to (a) establish the quantity of shares to be effectively issued (resepcting the maximum quantity established by this EGM), (b) approve the Share Price, and (c) homologate the Capital increase.
		Management	For	For

DOUBLELINE INCOME SOLUTIONS
Security	258622	Meeting Type	Annual
Ticker Symbol	DSL	Meeting Date	2/18/2022
Record Date	12/17/2021
Item	Proposal	Type	Vote	Mgt. Rec
1	Election of Trustee Joseph J. Ciprari (Class III)	Management	For	For

BOULDER GROWTH & INCOME FUND
Security	101507	Meeting Type	Special
Ticker Symbol	BIF	Meeting Date	2/24/2022
Record Date	1/20/2022
Item	Proposal	Type	Vote	Mgt. Rec
1	To approve a new investment advisory agreement between the Fund and Paralel Advisors LLC	Management	For	For
2	To approve a new sub-advisory agreement with respect to the Fund and Paralegal and Rocky Mountain Advisors LLC	Management	For	For

TEMPLETON EMERGING MARKETS FUND
Security	880191	Meeting Type	Annual
Ticker Symbol	TEI	Meeting Date	3/7/2022
Record Date	12/13/2021
Item	Proposal	Type	Vote	Mgt. Rec
1	Vote Board of Directors: C.D. Tseretopoulos, Rupert H. Johnson, Jr., Gregory E. Johnson	Management	For All	For
2	The ratification of the selection of Pricewaterhouse Coopers LLC as the independent registered public accounting firm for the Fund for the fiscal year ending August 31, 2022.	Management	For	For

GS MLP AND ENERGY RENAISSANCE FUND
Security	38148G	Meeting Type	Annual
Ticker Symbol	GER	Meeting Date	3/24/2022
Record Date	2/1/2022
Item	Proposal	Type	Vote	Mgt. Rec
1	Vote Board of Directors: Cheryl K. Beebe, Lawrence Hughes, Michael Latham	Management	For All	For

TRANSPORTATION DE GAS DEL SUR S.A.
Security	893870	Meeting Type	Annual
Ticker Symbol	TGS	Meeting Date	4/5/2022
Record Date	3/29/2022
Item	Proposal	Type	Vote	Mgt. Rec
1	Appointment of Chairman of the Board and Statutory Audit Committee Member	Management	For	None
2	Consideration of Annual Report, Inventory, etc for fiscal year ended December 31, 2021	Management	For	None
3	Consideration of allocation of net income for fiscal year ended December 31, 2021	Management	For	None
4	Consideration of the performance of the Board Members for fiscal year ended December 31, 2021	Management	For	None
5	Consideration of the fees of the Board Members for fiscal year ended December 31, 2021	Management	For	None
6	Consideration of the performance of the Statutory Audit Members for fiscal year ended December 31, 2021	Management	For	None
7	Consideration of the fees of the Statutory Audit Members for fiscal year ended December 31, 2021	Management	For	None
8	Consideration of the Audit Committe Members budget for fiscal year ended December 31, 2022	Management	For	None
9	Number of Regular Directors and Alternate Directors	Management	For	None
10	Term of the Directors	Management	For	None
11	Statutory Audit Committee members	Management	For	None
12	Indepedendent Audtors compensation for the fiscal year ended December 31, 2021	Management	For	None
13	Appointment of independent auditors for the fiscal year ended December 31,2022	Management	For	None
14	Consideration of treasury shares held by the Company	Management	For	None

SEVEN HILLS REALTY TRUST
Security	81784E	Meeting Type	Annual
Ticker Symbol	SEVN	Meeting Date	5/26/2022
Record Date	3/15/2022
Item	Proposal	Type	Vote	Mgt. Rec
1.1	Election of Class III Independent Trustee: Barbara D. Gilmore.	Management	For	For
1.2	Election of Class III Independent Trustee: Jopseh L. Morea.	Management	For	For
2	Ratification of the appointment of Deloitte & Touche LLP as independent auditors to servce for the 2022 fiscal year.	Management	For	For

SABINE ROYALTY TRUST
Security	785688	Meeting Type	Special
Ticker Symbol	SBR	Meeting Date	4/4/2022
Record Date	2/4/2022
Item	Proposal	Type	Vote	Mgt. Rec
1
Approval of the appointment of Argent Trust Company ("Argent") as successor trustee to serve as trustee of the Sabine Royalty Trust (the "Trust") once the resignation of Simmons Bank, the current Trustee of the Trust, takes effect.
		Management	For	For
2
Approval of an amendment to the Royalty Trust Agreement of Sabine Royalty Trust dated December 31, 1982, as amended and restated on May 22, 2014 (the "Trust Agreement"), to permit a trust company which has a capital, surplus and undividend  profits (as of the end of its last fiscal year prior to its appointment) of at least $20,000,000 to serve as trustee of the Trust.
		Management	For	For
3	Approval of the adjournement of the Special Meeting, if necessary or appropriate, to permit solicitation of additional proxies in favor of the above proposal.	Management	For	For

PERMIAN BASIN ROYALTY TRUST
Security	714236	Meeting Type	Special
Ticker Symbol	PBT	Meeting Date	4/5/2022
Record Date	2/4/2022
Item	Proposal	Type	Vote	Mgt. Rec
1
Approval of the appointment of Argent Trust Company ("Argent") as successor trustee to serve as trustee of the Permian Basin Royalty Trust (the "Trust") once the resignation of Simmons Bank, the current Trustee of the Trust, takes effect.
		Management	For	For
2
Approval of an amendment to the Royalty Trust Agreement of Permian Basin Royalty Trust dated November 1, 1980, as amended and restated on June 20, 2014 (the "Trust Indenture"), to permit a bank or trust company which has a capital, surplus and undividend  profits (as of the end of its last fiscal year prior to its appointment) of at least $20,000,000 to serve as trustee of the Trust.
		Management	For	For
3	Approval of the adjournement of the Special Meeting, if necessary or appropriate, to permit solicitation of additional proxies in favor of the above proposal.	Management	For	For

EV TAX-MANAGED GBL BUY-WRITE OPPS FUND COM
Security	27829C	Meeting Type	Annual
Ticker Symbol	ETV	Meeting Date	4/14/2022
Record Date	2/1/202
Item	Proposal	Type	Vote	Mgt. Rec
1	Election of Directors: George J. Gorman, William H. Park, Keith Quinton, Susan J. Sutherland	Management	For All	For

BANCO BBVA ARGENTINA S.A.
Security	58934	Meeting Type	Annual
Ticker Symbol	BBAR	Meeting Date	4/29/2022
Record Date	3/14/2022
Item	Proposal	Type	Vote	Mgt. Rec
1	Appointment of two shareholders to prepare and sign Meeting minutes, together with the First Vice-President of the Board	Management	For	None
2	Consideration of the Integrated Annual Report, Financial Statements, Supplementary Information and Other Accounting Information.	Management	For	None
3	Consideration of the management of the Board of Directors, General Manager and the Supervisory Committee corresponding to the Fiscal Year 147 ended on December 31, 2021.	Management	For	None
4	Consideration of the results of the corporate Fiscal Year 147 ended on December 31, 2021.	Management	For	None
5	Regarding the dividend approved by the General Ordinary and Extraordinary Shareholders' Meeting dated May 15, 202 and April 20, 2021.	Management	For	None
6	Consideration of the Board remuneration corresponding to the Fiscal Year 147 ended o December 31, 2021.	Management	For	None
7	Consideration of the Supervisory Committee remuneration correspondence to the Fiscal Year 147, ended on December 31, 2021.	Management	For	None
8	Determination of the number of members of the Board of Directors.	Management	For	None
9	Election of Directors, as appropriate, depending on what is resolved in respect of the preceding point.	Management	For	None
10	Election of three regular members and three alternate members to integrate the Supervisory Committee during the current fiscal year.	Management	For	None
11	Remuneration of the accountant giving his opinion corresponding to the financial statements for Fiscal Year 147, ended on December 31, 2021.	Management	For	None
12	Appointment of the accountant giving his opinion corresponding to the financial statements for the fiscal year 2022.	Management	For	None
13	Allocation of the budget to the Audit Committee under Capital Markets Law 26,831 for professional advice.	Management	For	None

GAMCO GBL GOLD, NAT RES & INC TR-COMMON
Security	36465A	Meeting Type	Annual
Ticker Symbol	GGN	Meeting Date	5/9/2022
Record Date	3/14/2022
Item	Proposal	Type	Vote	Mgt. Rec
1	Vote Board of Directors: Calgary Avansino, Vincent D. Enright, Michael J. Melarkey	Management	For All	For

LOMA NEGRA CIA INDUSTRIAL ARGENTINA SA
Security	54150E	Meeting Type	Annual
Ticker Symbol	LOMA	Meeting Date	4/27/2022
Record Date	3/18/2022
Item	Proposal	Type	Vote	Mgt. Rec
1	Appointment of the persons in charge of subscribing the minute.	Management	For	For
2	Consideration of the documents to which paragraph 1 of Section 234 of the Argentine Corporations Act refers to, that correspond to the regular financial year No. 97 ended on December 31, 2021.	Management	For	For
3	Consideration of the positive unallocated earnings of the year ended on December 31, 2021 of the amount of $ARS 6,585,821 thousands.	Management	For	For
4	Consideration of the performance of the members of the Board of Directors for the year ended December 31, 2021.	Management	For	None
5	Consideration of the performance of the members of the Supervisory Committee for the year ended on December 31, 2021.	Management	For	None
6	Consideration of the remuneration of the Board of Directors that corresponds to the year that ended on December 31, 2021.	Management	For	None
7	Consideration of the remuneration of the members of the Supervisory Committee for the year ended on December 31, 2021.	Management	For	None
8	Setting the number of directors and appointment of full and alternate members for year 2022.	Management	For	None
9	Appointment of the full and alternate members of the Supervisory Committee for year 2022.	Management	For	None
10	Appointment of External Auditors and of the main partner and alternate partner of the respective accounting firm for the year of 2022.	Management	For	For
11	Approval of the fees of the External Auditors for the year ended on December 31, 2021.	Management	For	For
12	Consideration of the fees of the External Auditors for the year 2022.	Management	For	For
13	Approval of the budget of the Audit Committee for 2022.	Management	For	For
14	Granting of the relevant authorizations for the carrying out of paperwork and to make the necessary filings.	Management	For	For

ANNALY CAPITAL MANAGEMENT, INC.
Security	35710	Meeting Type	Annual
Ticker Symbol	NLY PR G	Meeting Date	5/18/2022
Record Date	3/21/2022
Item	Proposal	Type	Vote	Mgt. Rec
1A	Election of Director: Francine J. Bovich	Management	For	For
1B	Election of Director: Wellington J. Denahan	Management	For	For
1C	Election of Director: Katie Beirne Fallon	Management	For	For
1D	Election of Direction: David L. Finkelstein	Management	For	For
1E	Election of Director: Thomas Hamilton	Management	For	For
1F	Election of Director: Kathy Kopinkah Hannan	Management	For	For
1G	Election of Director: Michael Haylon	Management	For	For
1H	Election of Director: Eric A. Reeves	Management	For	For
1I	Election of Director: John H. Schaefer	Management	For	For
1J	Election of Director: Glenn A. Votek	Management	For	For
1K	Election of Director: Vicki Williams	Management	For	For
2	Advisory approval of the Company's executive compensation.	Management	For	For
3	Ratification of the appointment of Ernst & Young, LLP as independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	For

GRUPO SUPERVIELLE SA
Security	40054A	Meeting Type	Annual
Ticker Symbol	SUPV	Meeting Date	4/27/2022
Record Date	3/31/2022
Item	Proposal	Type	Vote	Mgt. Rec
1	Appointment of two shareholders to sign the Minutes of the Shareholders' Meeting.	Management	For	For
2	Consideration of the documentation required by section 234, subsection 1 of the Law No. 19,550, for the fiscal year ended December 31, 2021.	Management	For	For
3	Consideration of the performance of the Board of Directors during the fiscal year ended December 31, 2021.	Management	For	For
4	Consideration of the performance of the Superpervisory Committee during the fiscal year ended December 31, 2021.	Management	For	For
5	Consideration of the remuneration to the Board of Directors corresponding to the fiscal year ended December 31, 2021.	Management	For	For
6	Consideration of the remuneration to the Supervisory Committee for the fiscal year ended December 31, 2021.	Management	For	For
7	Determination of the number of Regular and Alternate Directors and, where appropriate, election thereof until the number fixed by the Shareholders' Meeting is complete.	Management	For	For
8	Appointment of members of the Supervisory Committee.	Management	For	For
9	Consideration of the results for the fiscal year ended December 31, 2021 and destination of unallocated results as of December 31, 2021.	Management	For	For
10	Consideration of the rectification of the destintation of the Voluntary Reserve created by the shareholders meeting held on April 27, 2021 for future investments.	Management	For	For
11	Remuneration of the Certifying Accountant of the financial statements for the fiscal year ended December 31, 2021.	Management	For	For
12	Appointment of Regular and Alternate Certifying Accountants of the financial statements for the fiscal year to end December 31, 2022 and determination of their remuneration.	Management	For	For
13
Allocation of the budget to the Audit Committee in the terms of section 110 of the Capital Markets Law No. 26,831, to obtain legal advice and advice from other independent professioal and hire their services.
		Management	For	For
14	Authorizations	Management	For	For

NEXPOINT DIVERSIFIED REAL ESTATE TRUST
Security	65340G	Meeting Type	Annual
Ticker Symbol	NXDT	Meeting Date	6/14/2022
Record Date	3/25/2022
Item	Proposal	Type	Vote	Mgt. Rec
1	Vote Board of Directors: Bryan A. Ward	Management	For All	For

HIGHLAND INCOME FUND-COMMON
Security	43010E	Meeting Type	Annual
Ticker Symbol	HFRO	Meeting Date	6/14/2022
Record Date	3/25/2022
Item	Proposal	Type	Vote	Mgt. Rec
1	Vote Board of Directors: Bryan A. Ward	Management	For All	For

HIGHLAND GLOBAL ALLOCATION FUND COMMON
Security	43010T	Meeting Type	Annual
Ticker Symbol	HGLB	Meeting Date	6/14/2022
Record Date	3/25/2022
Item	Proposal	Type	Vote	Mgt. Rec
1	Vote Board of Directors: Ethan Powell, Bryan A. Ward	Management	For All	For

BANCO MARCRO S.A.
Security	05961W	Meeting Type	Annual
Ticker Symbol	BMA	Meeting Date	4/29/2022
Record Date	3/31/2022
Item	Proposal	Type	Vote	Mgt. Rec
1	Evaluate holding the meeting remotely.	Management	For	None
2	Appoint two shareholders to sign the Minutes of the Shareholders' Meeting.	Management	For	None
3	Evaluate the documentation for the fiscal year ended December 31, 2021.	Management	For	None
4	Evaluate the management of the Board and the Supervisory Committee.	Management	For	None
5	Application of the retained earnings as of December 31, 2021.	Management	For	None
6	Evaluate the remunerations of the members of the Board of Directors for the fiscal year ended December 31, 2021 within the limits as to profits.	Management	For	None
7	Evaluate the remunerations of the members of the Supervisory Committee for the fiscal year ended December 31, 2021	Management	For	None
8	Evaluate the remuneration of the independent auditor for the fiscal year ended December 31, 2021.	Management	For	None
9	Ratification of the appointment of Mr. Marcos Brito as regular director until the expiration of the designation of the outgoing director Santiago Horacio Seeber.	Management	For	None
10a	Candidate proposed as regular director to hold office for three fiscal years: Jorge Pablo	Management	For	None
10b	Candidate proposed as regular director to hold office for three fiscal years: Carlos Alberto Giovanelli	Management	For	None
10c	Candidate proposed as regular director to hold office for three fiscal years: Nelson Damian Pozzoli.	Management	For	None
10d	Candidate proposed as regular director to hold office for three fiscal years: Fabian Alejandro de Paul.	Management	For	None
10e	Candidate proposed as regular director to hold office for three fiscal years: Guillerno Merediz	Management	For	None
10f	Candidate proposed as regular director to hold office for three fiscal years: Alan Whamond	Management	For	None
10g	Candidate proposed as regular director to hold office for three fiscal years: Santiago Horacio Seeber	Management	For	None
10h	Candidate proposed as alternate director to hold officer for three fiscal years: Juan Santiago Fraschina.	Management	For	None
11	Establish the number and designate the regular and alternate members of the Supervisory Committee who shall hold office for one fiscal year.	Management	For	None
12	Appoint the independent auditor for the fiscal year ending December 31, 2022.	Management	For	None
13	Determine the auditing committee's budget.	Management	For	None
14	Authorize any acts, proceedings and filings aimed at obtaining the administrative approval and registration of the resolutions adopted at the Shareholders' Meeting.	Management	For	None

DOUGLAS EMMETT, INC.
Security	25960P	Meeting Type	Annual
Ticker Symbol	DEI	Meeting Date	5/26/2022
Record Date	3/28/2022
Item	Proposal	Type	Vote	Mgt. Rec
1
Vote Board of Directors:  Dan A. Emmett, Jordan L. Kaplan, Kenneth M. Panzer, Leslie E. Bider, Dorence C. Dominguez, Dr. David T. Feinberg, Ray C. Leonard, Virginia A. McFerran, Thomas E. O'Hern, William E. Simon, Jr., Shirley Wang.
		Management	For All	For
2	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2022.	Management	For	For
3	To approve, in a non-binding advisory vote, our executive compensation.	Management	For	For

BLACK STONE MINERALS LP
Security	09225M	Meeting Type	Annual
Ticker Symbol	BSM	Meeting Date	6/16/2022
Record Date	4/14/2022
Item	Proposal	Type	Vote	Mgt. Rec
1
Vote Board of Directors:  Carin M. Barth, Thomas L. Carter, Jr., D. Mark DeWalch, Jerry V. Kyle, Jr., Michael . Linn, John H. Longmaid, William N. Mathis, William E. Randall, Alexander D. Stuart, Allison K. Thacker
		Management	For All	For
2	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2022.	Management	For	For
3	Approval on a non-binding advisory basis, of the compensation of the exectuvie officers of Black Stone Minerals, L.P.'s general partner for the year ended December 31, 2021.	Management	For	For

MS EMERGING MARKETS DEBT FUND, INC. COM
Security	61744H	Meeting Type	Annual
Ticker Symbol	MSD	Meeting Date	6/24/2022
Record Date	4/4/2022
Item	Proposal	Type	Vote	Mgt. Rec
1	Vote Board of Directors: Frances L. Cashman, Frank L. Bowman, Jakki L. Haussler, Manuel H. Johnson, Eddie A. Grier	Management	For All	For

MS EMERGING MKTS DOMESTIC DEBT FD, INC.
Security	617477104	Meeting Type	Annual
Ticker Symbol	EDD	Meeting Date	6/24/2022
Record Date	4/4/2022
Item	Proposal	Type	Vote	Mgt. Rec
1	Vote Board of Directors: Frances L. Cashman, Frank L. Bowman, Jakki L. Haussler, Manuel H. Johnson, Eddie A. Grier	Management	For All	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Modern Capital Funds Trust

/s/ Bradley D. Atkins
By:	Bradley D. Atkins President and Principal Executive Officer

Date:	August 26, 2022